Pension And Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension And Postretirement Benefit Plans [Abstract]
Pension And Postretirement Benefit Plans

16. PENSION AND POSTRETIREMENT BENEFIT PLANS

A. General Overview – The Corporation has three defined benefit pension plans, the qualified defined benefit plan ("QDBP") which covers all employees over age 20 1/2 who meet certain service requirements and two non-qualified defined benefit pension plans ("SERP") which are restricted to certain officers of the Corporation.

On February 12, 2008, the Corporation amended the QDBP to cease further accruals of benefits effective March 31, 2008, and amended the 401(K) Plan to provide non-matching employer contributions mentioned previously.

The original SERP was restricted and frozen to certain officers of the Corporation and provided each participant the equivalent pension benefit on any compensation which exceeded the IRS limits and bonus deferrals made by eligible individuals.

Additionally, effective April 1, 2008, the Corporation added a new SERP which includes certain officers of the Corporation. This new SERP provides that each participant shall receive a pension benefit equal to what the QDBP would have provided at retirement, reduced by the actuarially equivalent value of the immediately vested discretionary, non-matching employer contribution to the 401(K) Plan made on his or her behalf and their respective QDBP benefit.

The Corporation also has a postretirement benefit plan ("PRBP") that covers certain retired employees and a group of current employees. The PRBP was closed to new participants in 1994. In 2007, the Corporation amended the PRBP to allow for settlement of obligations to certain current and retired employees. Certain retired participant obligations were settled in 2007 and current employee obligations were settled in 2008.

The following table provides information with respect to our QDBP, SERP, and PRBP, including benefit obligations and funded status, net periodic pension costs, plan assets, cash flows, amortization information and other accounting items.

B. Actuarial Assumptions used to determine benefit obligations for the years ended December 31:

	QDBP		SERP*		PRBP
	2011	2010	2011	2010	2011	2010
Discount rate	4.20%	5.30%	4.20%	5.30%	4.20%	5.30%
Rate of increase for future compensation	N/A	N/A	3.50%	3.50%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A	N/A	N/A

C. Changes in Benefit Obligations and Plan Assets:

	QDBP		SERP*		PRBP
(dollars in thousands)	2011	2010	2011	2010	2011	2010
Change in benefit obligations
Benefit obligation at January 1	$32,574	$30,540	$4,326	$4,339	$998	$930
Service cost	—	—	230	185	—	—
Interest cost	1,708	1,722	248	224	48	58
Plan participants contribution	—	—	—	—	21	13
Actuarial (gain) loss	5,458	1,852	1,204	(278)	9	164
Benefits paid	(1,684)	(1,540)	(146)	(144)	(163)	(167)

Benefit obligation at December 31	$38,056	$32,574	$5,862	$4,326	$913	$998

Change in plan assets
Fair value of plan assets at January 1	$30,395	$28,745	$—	$—	$—	$—
Actual return (loss) on plan assets	(416)	3,190	—	—	—	—
Employer contribution	10,000	—	146	144	142	154
Plan participants' contribution	—	—	—	—	21	13
Benefits paid	(1,684)	(1,540)	(146)	(144)	(163)	(167)

Fair value of plan assets at December 31	$38,295	$30,395	$—	$—	$—	$—

Funded status at year end (plan assets less benefit obligations)	$239	$(2,179)	$(5,862)	$(4,326)	$(913)	$(998)

Amounts included in the consolidated balance sheet as other assets (liabilities) and accumulated other comprehensive income including the following:
Prepaid benefit cost/(accrued liability)	$17,131	$7,524	$(3,162)	$(2,698)	$(265)	$(312)
Net actuarial loss	(16,892)	(9,703)	(1,763)	(608)	(622)	(689)
Prior service cost	—	—	(937)	(1,020)	—	55
Unrecognized net initial obligation	—	—	—	—	(26)	(52)

Net amount recognized	$239	$(2,179)	$(5,862)	$(4,326)	$(913)	$(998)

*	Includes SERP I and SERP II which are combined for disclosure purposes.

D. The following tables provide the components of net periodic pension costs for the years ended December 31:

QDBP Net Periodic Pension Cost

(dollars in thousands)	2011	2010	2009
Service cost	$—	$—	$—
Interest cost	1,708	1,722	1,738
Expected return on plan assets	(2,214)	(2,099)	(1,905)
Amortization of prior service cost	—	—	—
Amortization of net actuarial loss	899	768	945
Curtailment	—	—	—

Net periodic pension cost	$393	$391	$778

SERP Net Periodic Pension Cost

(dollars in thousands)	2011	2010	2009
Service cost	$230	$185	$194
Interest cost	248	224	215
Amortization of prior service cost	82	87	120
Amortization of net actuarial loss	49	26	26

Net periodic pension cost	$609	$522	$555

PRBP Net Periodic Pension Cost

(dollars in thousands)	2011	2010	2009
Service cost	$—	$—	$—
Interest cost	48	58	59
Settlement	—	—	—
Amortization of transition obligation	26	26	26
Amortization of prior service cost	(55)	(138)	(138)
Amortization of net actuarial loss	77	86	77

Net periodic pension cost	$96	$32	$24

E. Plan Assets:

	Asset Allocation Range	Percentage of QDBP Plan Assets at December 31
		2011	2010
Asset Category
Equity securities*	50% —65%	45%	63%
Debt securities	30% —45%	29%	37%
Cash reserves**	1% —5%	26%	—

Total		100%	100%

*	Includes Bryn Mawr Bank Corporation common stock in the amount of $614 thousand or 1.6% and $550 thousand or 1.8% at December 31, 2011 and 2010, respectively.
**	Cash reserves and other categories are out of policy range due to a $10 million cash contribution made at the end of 2011 that had not been fully invested as of December 31, 2011

The expected rate of return on plan assets in the QDBP was selected by the Corporation after consultation with its actuary, and is based in part on long term historical rates of return and various actuarial assumptions. The discount rate was also selected by the Corporation after consultation with its actuary, and is based in part upon the current yield of a portfolio of long term investment grade securities.

The investment strategy of the QDBP is to maintain the investment ranges listed above. The target ranges are to be periodically reviewed based on the prevailing market conditions. Any modification to the current investment strategy must be ratified by the Executive Committee of the Corporation's Board of Directors. The QDBP is allowed to retain approximately 2.5% of Bryn Mawr Bank Corporation common stock.

The Corporation's overall investment strategy is to achieve a mix of approximately 60% investments for long-term growth and 40% for production of current income. The target allocations for the plan are 60% equity securities comprised of a number of mutual funds managed with differing objectives and styles. The plan also holds shares of the Corporation's common stock. Fixed income obligations include corporate obligations, U.S. Treasury and Agency securities, along with fixed income mutual funds.

The following table summarizes the assets of the Pension Plan at December 31, 2011 determined by using three broad levels of inputs. See Note 14 for description of levels.

The fair value of the pension assets measured on a recurring basis as of December 31, 2011:

(dollars in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$10,047	$10,047	$—	$—
Obligations of U.S. Treasury	517	—	517	—
Obligations of U.S. Government and agencies	722	—	722	—
Common stocks	614	614	—	—
Equity – mutual funds	16,653	16,653	—	—
Bond – mutual funds	9,742	9,742	—	—

Total assets measured on a recurring basis at fair value	$38,295	$37,056	$1,239	$—

The fair value of the pension assets measured on a recurring basis as of December 31, 2010:

(dollars in thousands)	Total	Level 1	Level 2	Level 3
Cash	$11	$11	$—	$—
Obligations of U.S. Treasury	530	—	530	—
Obligations of U.S. Government and agencies	1,743	—	1,743	—
Corporate bonds	352	—	352	—
Common stocks	550	550	—	—
Equity – mutual funds	19,103	19,103	—	—
Bond – mutual funds	7,919	7,919	—	—
Money market – mutual funds	187	187	—	—

Total assets measured on a recurring basis at fair value	$30,395	$27,770	$2,625	$—

F. Cash Flows

The following benefit payments, which reflect expected future services, are expected to be paid over the next ten years:

(dollars in thousands)	QDBP	SERP	PRBP
Fiscal year ending
2012	$1,752	$146	$141
2013	1,813	146	128
2014	1,820	150	116
2015	1,947	214	105
2016	1,970	216	94
2017-2021	$10,280	$1,055	$326

G. Other Pension and Post Retirement Benefit Information

In 2005, the Corporation placed a cap on the future annual benefit payable through the PRBP. This cap is equal to 120% of the 2005 annual benefit.

H. Expected Contribution to be Paid in the Next Fiscal Year

Based on the status of the Corporation's QDBP at December 31, 2011, no minimum funding requirement is anticipated for 2012. The 2012 expected contribution for the SERP is $146 thousand.